Federated International Equity Fund
Portfolio of Investments
February 29, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.3%
		Argentina—1.5%
83,202	[1]	Globant SA	$9,402,658
20,553	[1]	Mercadolibre, Inc.	12,661,265
		TOTAL	22,063,923
		Australia—1.0%
158,170	[1]	Afterpay Ltd.	3,474,107
332,329		Appen Ltd.	4,552,303
192,400		BHP Group PLC, ADR	6,984,120
		TOTAL	15,010,530
		Austria—0.6%
233,215		Andritz AG	8,278,115
		Belgium—0.9%
140,212		Solvay S.A.	12,810,116
		Brazil—1.3%
1,604,354	[1]	BK Brasil Operacao e Assessoria a Restaurantes SA	5,255,884
672,977		Notre Dame Intermedica Participacoes S.A.	9,515,493
101,399	[1]	StoneCo Ltd.	4,044,806
		TOTAL	18,816,183
		Canada—4.6%
242,856		Agnico Eagle Mines Ltd.	11,542,946
41,663		Canadian National Railway Co.	3,537,605
52,449	[1]	Lululemon Athletica Inc.	11,402,937
306,025		Magna International, Inc.	13,928,156
384,800		Methanex Corp.	11,077,424
286,400		Toronto Dominion Bank	14,731,276
		TOTAL	66,220,344
		China—5.2%
120,065	[1]	Alibaba Group Holding Ltd., ADR	24,973,520
97,382	[1]	Pinduoduo, Inc., ADR	3,484,328
1,353,744		Ping An Insurance (Group) Co. of China Ltd.	15,153,782
481,619		Tencent Holdings Ltd.	23,756,051
469,425	[1]	WuXi PharmaTech, Inc.	6,844,028
		TOTAL	74,211,709
		Colombia—1.2%
480,300		Banco Industrial Colombiano	5,322,715
256,900		Bancolombia S.A., ADR	12,197,612
		TOTAL	17,520,327
		Denmark—0.7%
169,948		GN Store Nord AS	9,561,510
		Egypt—0.9%
1,954,556		Commercial International Bank Egypt	10,322,607
6,278,265		Juhayna Food Industries	3,208,913
		TOTAL	13,531,520
		Finland—1.6%
239,200		Kone Corp. OYJ, Class B	13,500,799
232,234		Neste Oyj	9,171,769
		TOTAL	22,672,568

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—7.0%
36,765		Dassault Systemes SA	$5,808,954
234,679		Imerys SA	9,289,444
195,700		Ipsos	6,052,971
30,645		LVMH Moet Hennessy Louis Vuitton SA	12,643,440
135,100		Michelin, Class B	14,451,977
323,118		Publicis Groupe	12,498,916
459,639	[1]	Solutions 30 SE	5,129,572
31,700		Teleperformance	7,738,730
167,000		Vinci SA	16,986,896
121,634	[1]	Worldline SA	9,409,156
		TOTAL	100,010,056
		Germany—8.4%
14,343		Adidas AG	3,996,221
233,700		BASF SE	13,718,375
932,393		Deutsche Telekom AG, Class REG	15,248,980
203,068	[1]	Evotec SE	4,875,131
95,500		Hannover Rueckversicherung SE	17,014,146
242,700		LANXESS AG	12,709,257
52,300		Muenchener Rueckversicherungs-Gesellschaft AG	13,336,106
11,046		Rational AG	7,424,670
100,087		SAP SE, ADR	12,367,750
86,162		VIB Vermoegen AG	2,861,004
94,197		Wirecard AG	12,077,431
114,602	[1]	Zalando SE	5,019,032
		TOTAL	120,648,103
		Hong Kong—0.8%
1,181,347		AIA Group Ltd.	11,425,391
		Hungary—0.5%
151,889		OTP Bank RT	6,616,771
		India—1.8%
146,765		HDFC Bank Ltd., ADR	8,050,060
1,436,920		Infosys Ltd., ADR	14,469,785
175,004		Reliance Industries Ltd.	3,245,037
		TOTAL	25,764,882
		Ireland—1.9%
4,777,881		Greencore Group Plc.	12,885,357
54,336	[1]	ICON PLC	8,479,676
90,677		Kingspan Group PLC	5,742,279
		TOTAL	27,107,312
		Israel—0.6%
45,552	[1]	CyberArk Software Ltd.	4,769,294
28,400	[1]	Solaredge Technologies, Inc.	3,542,048
		TOTAL	8,311,342
		Italy—0.5%
905,640		Davide Campari - Milano SpA	7,546,167
17,191	[1]	Trevi Finanziaria SPA	311,599
		TOTAL	7,857,766
		Japan—11.5%
320,500		Asahi Group Holdings Ltd.	12,298,298
292,192		Asahi Intecc Co. Ltd.	7,114,083

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
615,700		Daicel Corp.	$5,286,332
140,149		Daiichi Sankyo Co. Ltd.	8,531,333
95,001		Hoya Corp.	8,419,725
1,154,500		Kansai Electric Power Co., Inc.	12,530,359
46,601		Kao Corp.	3,391,425
586,200		KDDI Corp.	16,566,240
35,689		Keyence Corp.	11,514,124
182,546		Lasertec Corp.	8,277,102
214,788		M3, Inc.	5,524,254
199,887		Murata Manufacturing Co. Ltd.	10,728,368
83,993		Nidec Corp.	9,890,061
246,262		Nihon M&A Center, Inc.	7,352,091
18,870		Nintendo Co. Ltd.	6,438,697
360,149		Olympus Corp.	6,513,883
24,552		SMC Corp.	9,738,387
433,800		Sumitomo Mitsui Trust Holdings, Inc.	14,797,668
		TOTAL	164,912,430
		Kenya—0.9%
12,124,585		Equity Group Holdings Ltd.	5,419,199
25,751,482		Safaricom Ltd.	7,071,981
		TOTAL	12,491,180
		Netherlands—1.1%
49,175		ASML Holding N.V., ADR	13,607,214
51,314		CSM NV	1,866,708
		TOTAL	15,473,922
		Norway—4.6%
911,844		DNB Bank ASA	15,253,510
4,627,547	[1]	NEL ASA	5,051,911
285,615		Norway Royal Salmon AS	6,633,310
440,249		SpareBaken Vest	3,196,237
1,359,853		SpareBank 1 SR-Bank ASA	13,082,713
243,780		Tomra Systems ASA	7,758,149
426,200		Yara International ASA	15,579,375
		TOTAL	66,555,205
		Philippines—0.3%
5,962,769		Ayala Land, Inc.	4,578,232
		Poland—0.4%
148,908	[1]	Dino Polska SA	5,465,874
		Puerto Rico—1.0%
292,500		Popular, Inc.	14,034,150
		Qatar—0.4%
1,149,221		Qatar National Bank	5,885,408
		Russia—0.4%
153,305	[1]	Yandex NV	6,225,716
		Singapore—2.4%
381,569		DBS Group Holdings Ltd.	6,663,123
4,206,957		Singapore Technologies Engineering Ltd.	12,718,827
860,838		United Overseas Bank Ltd.	15,272,578
		TOTAL	34,654,528

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Africa—0.3%
312,000	[1]	Sasol Ltd.	$3,754,407
		South Korea—7.2%
59,259		Hyundai Mobis	10,355,310
96,031		Kakao Corp.	13,867,664
361,400		Kia Motors Corp.	10,923,243
145,900		Korea Tobacco & Ginseng Corp.	10,128,129
1,061,500		LG UPlus Corp.	11,588,226
388,089		Samsung Electronics Co. Ltd.	17,557,154
48,957		Samsung SDI Co. Ltd.	12,234,882
307,100		Shinhan Financial Group Co. Ltd.	8,202,898
116,900		SK Hynix, Inc.	8,437,763
		TOTAL	103,295,269
		Spain—0.8%
378,160		Grifols SA	12,172,421
		Sweden—5.0%
417,000		Duni AB	5,518,889
293,526		Loomis AB	10,296,275
680,338		Medicover AB	8,037,299
247,565		MIPS AB	5,637,953
885,900		SKF Ab, Class B	15,656,398
26,295	[1]	Spotify Technology SA	3,605,570
1,573,700		Svenska Handelsbanken AB	15,934,235
440,682		Vitrolife AB	7,530,289
		TOTAL	72,216,908
		Switzerland—4.9%
4,909		Barry Callebaut AG	10,156,721
158,695		Nestle S.A.	16,441,905
184,666		Novartis AG	15,502,570
49,190		Roche Holding AG	16,033,209
46,818	[1]	TEMENOS Group AG	6,738,474
33,756		Vifor Pharma AG	5,643,012
		TOTAL	70,515,891
		Taiwan—0.5%
811,458		Win Semiconductors Corp.	7,128,692
		Thailand—0.9%
73,147	[1]	Sea Ltd., ADR	3,296,004
3,712,500		Siam Commercial Bank PLC	10,271,908
		TOTAL	13,567,912
		United Arab Emirates—0.1%
273,315		NMC Health PLC	1,727,168
		United Kingdom—13.1%
312,506		Ashtead Group PLC	9,781,866
257,432		AstraZeneca PLC, ADR	11,275,522
2,042,987		Babcock International Group PLC	11,844,385
385,863		BELLWAY PLC	18,609,351
752,009		Burford Capital Ltd.	5,235,612
4,591,900		Cineworld Group PLC	9,272,311
332,342		Clinigen Group PLC	3,074,294
234,700		Compass Group PLC	5,152,981
1,887,200		Countryside Properties PLC	11,506,914

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
1,076,730		Inchcape PLC	$7,980,988
82,766		Linde PLC	15,809,134
535,877		Mondi PLC, SAF	10,541,708
318,923		Mondi PLC, UK	6,454,903
170,226		Next PLC	13,456,115
2,919,544		Signature Aviation PLC	10,564,515
1,734,034		Standard Chartered PLC	12,544,074
8,128,087		Taylor Wimpey PLC	21,330,910
674,651	[1]	Trainline PLC	4,103,550
		TOTAL	188,539,133
		Vietnam—0.5%
1,871,870		Vinhomes Joint Stock Company	6,529,094
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,225,826,035)	1,398,162,008
		INVESTMENT COMPANIES—2.5%
17,648,292		Federated Government Obligations Fund, Premier Shares, 1.50%[2]	17,648,292
18,598,074		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.68%[2]	18,605,513
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $36,253,469)	36,253,805
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $1,262,079,504)	1,434,415,813
		OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	3,314,223
		TOTAL NET ASSETS—100%	$1,437,730,036
Affiliated fund holdings are investment companies which are managed by the Adviser, PNC Capital Adviser, LLC (the former Adviser) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 29, 2020, were as follows:
	PNC Government Money Market Fund, Class I Shares	Federated Government Obligations Fund, Premier Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 5/31/2019	37,377,717	—	—	37,377,717
Purchases/Additions	247,483,331	75,400,737	123,230,330	446,114,398
Sales/Reductions	(284,861,048)	(57,752,445)	(104,632,256)	(447,245,749)
Balance of Shares Held 2/29/2020	—	17,648,292	18,598,074	36,246,366
Value	$—	$17,648,292	$18,605,513	$36,253,805
Change in Unrealized Appreciation/ Depreciation	N/A	N/A	$336	$336
Net Realized Gain/(Loss)	N/A	N/A	$1,191	$1,191
Dividend Income	$244,521	$41,290	$61,629	$347,440
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$293,126,188	$1,105,035,820	$—	$1,398,162,008
Investment Companies	36,253,805	—	—	36,253,805
TOTAL SECURITIES	$329,379,993	$1,105,035,820	$—	$1,434,415,813
The following acronym is used throughout this portfolio:
ADR	— American Depositary Receipt